FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet
Balance Sheets

	December 31,
(Dollars in thousands)	2017	2016
Assets
Cash	$57,719	$59,285
Investment securities, available for sale	442	386
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	970,290	909,798
Total investment in subsidiaries	970,290	909,798
Premises and equipment	1,378	1,395
Other assets	26,778	19,487
Total assets	$1,064,107	$997,851

Liabilities
Subordinated debentures	$118,638	$118,463
Dividends payable	10,965	10,386
Other liabilities	3,840	3,778
Total liabilities	133,443	132,627
Shareholders’ equity	930,664	865,224
Total liabilities and shareholders’ equity	$1,064,107	$997,851

Schedule of Condensed Income Statement
Statements of Income

	Years Ended December 31,
(Dollars in thousands)	2017	2016	2015
Income
Interest income	$6	$48	$81
Noninterest income	86	2,596	253
Dividends from subsidiaries	54,600	52,700	17,250
Total income	54,692	55,344	17,584

Expenses
Interest expense	6,152	6,151	2,157
Salaries and employee benefits	5,519	5,445	4,224
Miscellaneous professional services	970	711	723
Other	4,819	4,841	5,564
Total expenses	17,460	17,148	12,668
Income before income taxes and equity in undistributed net earnings of subsidiaries	37,232	38,196	4,916
Income tax benefit	(7,080)	(5,302)	(4,563)
Equity in undistributed earnings (loss) of subsidiaries	52,475	45,028	65,584
Net income	$96,787	$88,526	$75,063

Schedule of Condensed Cash Flow Statement
Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2017	2016	2015
Operating activities
Net income	$96,787	$88,526	$75,063
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(52,475)	(45,028)	(65,584)
Depreciation and amortization	193	192	78
Stock-based compensation expense	5,446	5,354	4,049
Deferred income taxes	(360)	584	(85)
(Decrease) increase in dividends payable	579	135	2
(Decrease) increase in other liabilities	(889)	(389)	1,965
Decrease (increase) in other assets	(6,951)	(9,065)	1,459
Net cash provided by (used in) operating activities	42,330	40,309	16,947

Investing activities
Capital contributions to subsidiaries	0	(53,000)	(40,000)
Proceeds from calls and maturities of investment securities	0	5,978	87
Purchases of investment securities	0	(333)	(412)
Net cash provided by (used in) investing activities	0	(47,355)	(40,325)

Financing activities
Proceeds from long-term borrowings	0	0	120,000
Cash dividends paid on common stock	(41,178)	(39,125)	(39,070)
Treasury stock purchase	0	0	(4,498)
Proceeds from exercise of stock options, net of shares purchased	341	801	744
Excess tax benefit on share-based compensation	0	264	146
Other	(3,059)	(1,681)	(3,064)
Net cash provided by (used in) financing activities	(43,896)	(39,741)	74,258
Net increase (decrease) in cash	(1,566)	(46,787)	50,880
Cash at beginning of year	59,285	106,072	55,192
Cash at end of year	$57,719	$59,285	$106,072